Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Inventories

Inventories at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Finished products	¥7,158	¥7,813
Work in process	10,078	13,513
Raw materials and supplies	4,885	5,023

Total	¥22,121	¥26,349